BANK BORROWINGS	12 Months Ended
Dec. 31, 2024
Broker-Dealer [Abstract]
BANK BORROWINGS

NOTE－12 BANK BORROWINGS

Bank borrowings consisted of the following:

	Terms of	Annual	As of December 31,
	repayments	interest rate	2024	2023
			US$’000	US$’000

Term loans	2 to 5 years	2.5% - 3.5%	428	1,521
Trust receipts	Within 12 months	6.34%	12,213	3,498
Bank overdraft	Within 12 months	-%	-	-

Total			12,641	5,019

Representing
Within 12 months			12,641	4,588
Over 1 year			-	431

			12,641	5,019

As of December 31, 2024 and 2023, bank borrowings were obtained from several financial institutions in Singapore, which bear annual interest at a fixed rate from 2.5% to 3.5% and are repayable in 12 months to 5 years.

The Company’s bank borrowings currently are guaranteed by personal guarantees from Mr. James Lim and Ms. Lee NG. Certain bank had waived for the directors personal guarantees and substituted by company corporate guarantee and certain banks approval for waiver of personal guarantee are on-going.